Condensed Consolidating Financial Information - Quiksilver, Inc. and QS Wholesale, Inc. - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Current assets:
Cash and cash equivalents	$ 62,383	$ 41,823	$ 81,903			$ 109,753				$ 120,593	$ 99,516
Trade accounts receivable, net	418,189	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	24,980	32,818				23,190
Income taxes receivable	2,779					4,265
Inventories	399,162	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	28,086	26,368				32,808
Prepaid expenses and other current assets	35,819	26,371				25,429
Total current assets	1,380,565	905,869				940,291
Fixed assets, net	227,997	238,313				238,107
Intangible assets, net	138,384	139,449				138,143
Goodwill	272,417	273,167				268,589				332,488
Other assets	54,561	47,789				55,814
Deferred income taxes long-term	118,603	113,653				123,279
Total assets	2,192,527	1,718,240				1,764,223				1,696,121
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	238,311	203,572				203,023
Accrued liabilities	107,001	114,891				132,944
Current portion of long-term debt	43,153	18,647				4,628
Income taxes payable		1,359
Total Current Liabilities	797,632	356,616				358,930
Long-term debt	807,094	721,175				724,723
Other long-term liabilities	34,976	38,213				57,948
Total liabilities	1,639,702	1,116,004				1,141,601
Stockholders'/invested equity:	533,420	583,310				610,098
Non-controlling interest	19,405	18,926				12,524
Total liabilities and equity	2,192,527	1,718,240				1,764,223
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Current assets:
Cash and cash equivalents		41,823				109,753				120,593	99,516
Trade accounts receivable, net		433,743				397,089
Other receivables		32,818				23,190
Income taxes receivable						4,265
Inventories		344,746				347,757
Deferred income taxes		26,368				32,808
Prepaid expenses and other current assets		26,371				25,429
Total current assets		905,869				940,291
Fixed assets, net		238,313				238,107
Intangible assets, net		139,449				138,143
Goodwill		273,167				268,589
Other assets		47,789				55,814
Deferred income taxes long-term		113,653				123,279
Total assets		1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable		203,572				203,023
Accrued liabilities		114,891				132,944
Current portion of long-term debt		18,647				4,628
Income taxes payable		1,359
Total Current Liabilities		356,616				358,930
Long-term debt		721,175				724,723
Other long-term liabilities		38,213				57,948
Total liabilities		1,116,004				1,141,601
Stockholders'/invested equity:		583,310				610,098
Non-controlling interest		18,926				12,524
Total liabilities and equity		1,718,240				1,764,223
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Quiksilver, Inc. [Member]
Current assets:
Cash and cash equivalents		324				17				164	321
Other receivables		20				122
Prepaid expenses and other current assets		2,277				2,378
Total current assets		2,621				2,517
Fixed assets, net		18,802				17,602
Intangible assets, net		3,228				3,007
Other assets		2,753				4,457
Deferred income taxes long-term		20,387				11,531
Investment in subsidiaries		1,087,924				1,084,745
Total assets		1,135,715				1,123,859
Current liabilities:
Accounts payable		6,995				2,510
Accrued liabilities		6,189				6,673
Deferred income taxes		20,902				11,998
Intercompany balances		118,319				92,580
Total Current Liabilities		152,405				113,761
Long-term debt		400,000				400,000
Total liabilities		552,405				513,761
Stockholders'/invested equity:		583,310				610,098
Total liabilities and equity		1,135,715				1,123,859
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale, Inc [Member]
Current assets:
Cash and cash equivalents		1,966				4,972				38,707	1,082
Trade accounts receivable, net		80,522				72,533
Other receivables		2,767				3,024
Income taxes receivable		117				390
Inventories		32,156				57,862
Deferred income taxes		26,617				15,111
Prepaid expenses and other current assets		4,463				3,507
Intercompany balances		218,896				166,707
Total current assets		367,504				324,106
Fixed assets, net		39,175				36,493
Intangible assets, net		45,547				46,510
Goodwill		103,880				103,880
Other assets		2,083				3,377
Investment in subsidiaries		12,180				16,082
Total assets		570,369				530,448
Current liabilities:
Accounts payable		39,542				50,858
Accrued liabilities		15,699				12,666
Current portion of long-term debt		8,594				3,000
Total Current Liabilities		63,835				66,524
Long-term debt		60,700				36,542
Deferred income taxes long-term		42,951				31,383
Other long-term liabilities		5,413				6,546
Total liabilities		172,899				140,995
Stockholders'/invested equity:		397,470				389,453
Total liabilities and equity		570,369				530,448
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		(1,831)				(3,641)				465	53
Trade accounts receivable, net		101,423				78,249
Other receivables		3,391				2,894
Inventories		97,522				74,754
Prepaid expenses and other current assets		5,085				5,018
Total current assets		205,590				157,274
Fixed assets, net		25,321				28,450
Intangible assets, net		2,199				2,233
Goodwill		8,336				8,336
Other assets		594				559
Deferred income taxes long-term						1,577
Total assets		242,040				198,429
Current liabilities:
Accounts payable		55,813				37,422
Accrued liabilities		12,644				17,422
Deferred income taxes		506				4,295
Intercompany balances		68,707				72,661
Total Current Liabilities		137,670				131,800
Deferred income taxes long-term		2,285
Other long-term liabilities		9,048				4,937
Total liabilities		149,003				136,737
Stockholders'/invested equity:		93,037				61,692
Total liabilities and equity		242,040				198,429
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		41,364				108,405				81,257	98,060
Trade accounts receivable, net		251,798				246,307
Other receivables		26,640				17,150
Income taxes receivable						3,875
Inventories		237,465				234,266
Deferred income taxes		21,159				33,990
Prepaid expenses and other current assets		14,546				14,526
Total current assets		592,972				658,519
Fixed assets, net		155,015				155,562
Intangible assets, net		88,475				86,393
Goodwill		160,951				156,373
Other assets		42,359				47,421
Deferred income taxes long-term		138,502				141,554
Total assets		1,178,274				1,245,822
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable		101,222				112,233
Accrued liabilities		80,359				96,183
Current portion of long-term debt		10,053				1,628
Income taxes payable		1,476
Intercompany balances		31,870				1,466
Total Current Liabilities		243,127				229,845
Long-term debt		260,475				288,181
Other long-term liabilities		23,752				46,465
Total liabilities		527,354				564,491
Stockholders'/invested equity:		631,994				668,807
Non-controlling interest		18,926				12,524
Total liabilities and equity		1,178,274				1,245,822
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Current assets:
Income taxes receivable		(117)
Inventories		(22,397)				(19,125)
Deferred income taxes		(21,408)				(16,293)
Intercompany balances		(218,896)				(166,707)
Total current assets		(262,818)				(202,125)
Deferred income taxes long-term		(45,236)				(31,383)
Investment in subsidiaries		(1,100,104)				(1,100,827)
Total assets		(1,408,158)				(1,334,335)
Current liabilities:
Income taxes payable		(117)
Deferred income taxes		(21,408)				(16,293)
Intercompany balances		(218,896)				(166,707)
Total Current Liabilities		(240,421)				(183,000)
Deferred income taxes long-term		(45,236)				(31,383)
Total liabilities		(285,657)				(214,383)
Stockholders'/invested equity:		(1,122,501)				(1,119,952)
Total liabilities and equity		$ (1,408,158)				$ (1,334,335)